Employees' Retirement Benefits (Schedule Of Weighted-Average Assumptions Used To Determine The Benefit Obligations And Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Pension Plans, Defined Benefit
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Benefit Obligation
Discount rate	1.50%	1.90%	2.00%
Rate of compensation increase, minimum	2.40%	2.40%	2.40%
Rate of compensation increase, maximum	3.40%	3.40%	3.40%
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	1.90%	2.00%	2.10%
Rate of compensation increase, minimum	2.40%	2.40%	1.90%
Rate of compensation increase, maximum	3.40%	3.40%	3.20%
Expected long-term return on plan assets	2.00%	2.00%	2.30%
NTT CDBP
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Benefit Obligation
Discount rate	1.50%	1.90%	2.00%
Rate of compensation increase	3.90%	3.40%	3.40%
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	1.90%	2.00%	2.10%
Rate of compensation increase	3.40%	3.40%	3.40%
Expected long-term return on plan assets	2.50%	2.50%	2.50%